INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Before Income Tax Expense by Category

years ended December 31 (in millions)	2020	2019	2018
United States	$(329)	$(586)	$7
International	1,621	1,556	1,610
Income from continuing operations before income taxes	$1,292	$970	$1,617

Income Tax Expense

years ended December 31 (in millions)	2020	2019	2018
Current
United States
Federal	$7	$8	$21
State and local	(7)	3	(1)
International	270	258	308
Current income tax expense	270	269	328
Deferred
United States
Federal	(99)	(140)	(228)
State and local	5	(29)	—
International	6	(141)	(35)
Deferred income tax expense (benefit)	(88)	(310)	(263)
Income tax expense (benefit)	$182	$(41)	$65

Deferred Tax Assets and Liabilities

as of December 31 (in millions)	2020	2019
Deferred tax assets
Accrued liabilities and other	$376	$209
Pension and other postretirement benefits	218	258
Tax credit and net operating loss carryforwards	905	928
Swiss tax reform net asset basis step-up	174	159
Operating lease liabilities	148	153
Valuation allowances	(454)	(420)
Total deferred tax assets	1,367	1,287
Deferred tax liabilities
Subsidiaries’ unremitted earnings	77	57
Long-lived assets and other	539	649
Operating lease right-of-use assets	146	152
Total deferred tax liabilities	762	858
Net deferred tax asset	$605	$429

Income Tax Expense (Benefit) Reconciliation
Income Tax Expense (Benefit) Reconciliation

years ended December 31 (in millions)	2020	2019	2018
Income tax expense at U.S. statutory rate	$271	$204	$340
Tax incentives	(169)	(140)	(161)
State and local taxes, net of federal benefit	(2)	(17)	5
Impact of foreign taxes	88	65	122
Swiss tax reform net asset basis step-up	—	(159)	—
Deferred tax revaluation due to 2017 Tax Act and foreign tax reform	—	(19)	(8)
Transition tax due to 2017 Tax Act	—	(16)	(5)
U.S. valuation allowance due to 2017 Tax Act	—	—	(194)
Other valuation allowances	8	110	21
Stock compensation windfall tax benefits	(27)	(54)	(40)
Research and development tax credits	(7)	(13)	(17)
Unutilized foreign tax credits	15	5	—
Other, net	5	(7)	2
Income tax expense (benefit)	$182	$(41)	$65

Reconciliation of Unrecognized Tax Benefits
The following table is a reconciliation of our unrecognized tax benefits, including those related to discontinued operations, for the years ended December 31, 2020, 2019 and 2018.

as of and for the years ended (in millions)	2020	2019	2018
Balance at beginning of the year	$111	$127	$108
Increase associated with tax positions taken during the current year	8	8	33
Increase (decrease) associated with tax positions taken during a prior year	(1)	(3)	13
Settlements	(18)	(20)	(5)
Decrease associated with lapses in statutes of limitations	(10)	(1)	(22)
Balance at end of the year	$90	$111	$127